Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000249814 [Member]
Shareholder Report [Line Items]
Fund Name	FPA New Income Fund
Class Name	Investor Class
Trading Symbol	FPNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA New Income Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/new-income. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/new-income
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA New Income Fund (Investor Class/FPNRX)	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform over the reporting period?
For the twelve-month period ending September 30, 2025, the FPA New Income Fund’s Investor Class (“Fund”) net return was 4.93%, which includes reinvestment of all distributions.
What affected the Fund’s performance?
During the 12 months ending September 30, 2025, Treasury yields decreased for maturities up to two years, driven by cuts to the Fed Funds rate and expectations of further cuts. Treasury yields for maturities greater than two years increased over the 12 months ending September 30, 2025. Spreads on investment grade and high yield rated debt decreased. Due to low spreads, we largely focused on buying longer-duration, High Quality bonds (rated single-A or higher) we believe will enhance both the Fund’s long-term returns and short-term upside-versus-downside return profile. Over the past 12 months, the Fund’s duration has increased from 3.2 years to 3.3 years. We seek to opportunistically invest in Credit when we believe prices adequately compensate for the risk of permanent impairment of capital and near-term mark-to-market risk. The Fund’s exposure to investments rated BBB or lower decreased as decreasing spreads in that part of the market generally made these investments unattractive.
Fund performance can be attributed to the following:[1]
The largest contributors to performance during the 12 months ending September 30, 2025:
•              Agency-guaranteed residential mortgage pools
•              Corporates
•              Asset-backed securities (ABS) backed by equipment
The only detractor from performance was ABS backed by credit card receivables (part of ABS Other sector). While there were individual investments that detracted from performance during the fiscal year, there were no other meaningful detractors from performance at the sector level.
[1] This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-end may be obtained at https://fpa.com. Past performance is no guarantee, nor is it indicative, of future results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
FPA New Income Fund (Investor Class/FPNRX)[1]	4.93%	3.15%	2.79%
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.84%
Consumer Price Index Seasonally Adjusted + 100 bps	4.11%	5.58%	4.20%
1
Investor Class commenced operations on April 30, 2024.  The performance figures for Investor Class shares include the performance for the Institutional Class shares for the periods prior to the inception date of Investor Class shares, adjusted for the difference in Institutional Class shares and Investor Class shares expenses. Investor Class shares impose higher expenses than Institutional Class shares. Since Investor Class shares have higher expenses and are therefore more expensive than Institutional Class shares, the returns for Investor Class shares will be lower than the returns shown for Institutional Class shares.

Performance Inception Date	Apr. 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/new-income for the most recent performance information.
Net Assets	$ 10,288,577,158
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 33,443,026
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,288,577,158
Total number of portfolio holdings	358
Total advisory fees paid (net)	$33,443,026
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.875%, 6/30/2030	11.5%
U.S. Treasury Note, 3.625%, 8/31/2030	3.1%
U.S. Treasury Note, 3.625%, 9/30/2030	1.4%
PHI Group, Inc.	1.2%
Fortress Credit Opportunities Ltd., Series 2017-9A, Class A1TR, 6.129%, 10/15/2033	1.2%
Fannie Mae Pool, 1.000%, 3/1/2037	1.1%
U.S. Treasury Note, 4.625%, 9/30/2030	1.1%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	0.8%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.8%
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A, 4.060%, 11/15/2030	0.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 3.875%, 6/30/2030	11.5%
U.S. Treasury Note, 3.625%, 8/31/2030	3.1%
U.S. Treasury Note, 3.625%, 9/30/2030	1.4%
PHI Group, Inc.	1.2%
Fortress Credit Opportunities Ltd., Series 2017-9A, Class A1TR, 6.129%, 10/15/2033	1.2%
Fannie Mae Pool, 1.000%, 3/1/2037	1.1%
U.S. Treasury Note, 4.625%, 9/30/2030	1.1%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	0.8%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.8%
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A, 4.060%, 11/15/2030	0.8%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000243216 [Member]
Shareholder Report [Line Items]
Fund Name	FPA New Income Fund
Class Name	Institutional Class
Trading Symbol	FPNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FPA New Income Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/new-income. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/new-income
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA New Income Fund (Institutional Class/FPNIX)	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
How did the Fund perform over the reporting period?
For the twelve-month period ending September 30, 2025, the FPA New Income Fund’s Institutional Class (“Fund”) net return was 5.00%, which includes reinvestment of all distributions.
What affected the Fund’s performance?
During the 12 months ending September 30, 2025, Treasury yields decreased for maturities up to two years, driven by cuts to the Fed Funds rate and expectations of further cuts. Treasury yields for maturities greater than two years increased over the 12 months ending September 30, 2025. Spreads on investment grade and high yield rated debt decreased. Due to low spreads, we largely focused on buying longer-duration, High Quality bonds (rated single-A or higher) we believe will enhance both the Fund’s long-term returns and short-term upside-versus-downside return profile. Over the past 12 months, the Fund’s duration has increased from 3.2 years to 3.3 years. We seek to opportunistically invest in Credit when we believe prices adequately compensate for the risk of permanent impairment of capital and near-term mark-to-market risk. The Fund’s exposure to investments rated BBB or lower decreased as decreasing spreads in that part of the market generally made these investments unattractive.
Fund performance can be attributed to the following:[1]
The largest contributors to performance during the 12 months ending September 30, 2025:
•              Agency-guaranteed residential mortgage pools
•              Corporates
•              Asset-backed securities (ABS) backed by equipment
The only detractor from performance was ABS backed by credit card receivables (part of ABS Other sector). While there were individual investments that detracted from performance during the fiscal year, there were no other meaningful detractors from performance at the sector level.
[1] This information is not a recommendation for a specific security or sector and these securities/sectors may not be in the Fund at the time you receive this report. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. The portfolio holdings as of the most recent quarter-end may be obtained at https://fpa.com. Past performance is no guarantee, nor is it indicative, of future results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
FPA New Income Fund (Institutional Class/FPNIX)	5.00%	3.23%	2.88%
Bloomberg US Aggregate Bond Index	2.88%	-0.45%	1.84%
Consumer Price Index Seasonally Adjusted + 100 bps	4.11%	5.58%	4.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://fpa.com/funds/performance/new-income for the most recent performance information.
Net Assets	$ 10,288,577,158
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 33,443,026
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,288,577,158
Total number of portfolio holdings	358
Total advisory fees paid (net)	$33,443,026
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer. Interest rates presented in the Top Ten Holdings are as of the reporting period end.  The Sector Allocation chart represents Bonds & Debentures of the Fund.
Top Ten Holdings
U.S. Treasury Note, 3.875%, 6/30/2030	11.5%
U.S. Treasury Note, 3.625%, 8/31/2030	3.1%
U.S. Treasury Note, 3.625%, 9/30/2030	1.4%
PHI Group, Inc.	1.2%
Fortress Credit Opportunities Ltd., Series 2017-9A, Class A1TR, 6.129%, 10/15/2033	1.2%
Fannie Mae Pool, 1.000%, 3/1/2037	1.1%
U.S. Treasury Note, 4.625%, 9/30/2030	1.1%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	0.8%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.8%
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A, 4.060%, 11/15/2030	0.8%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 3.875%, 6/30/2030	11.5%
U.S. Treasury Note, 3.625%, 8/31/2030	3.1%
U.S. Treasury Note, 3.625%, 9/30/2030	1.4%
PHI Group, Inc.	1.2%
Fortress Credit Opportunities Ltd., Series 2017-9A, Class A1TR, 6.129%, 10/15/2033	1.2%
Fannie Mae Pool, 1.000%, 3/1/2037	1.1%
U.S. Treasury Note, 4.625%, 9/30/2030	1.1%
Verizon Master Trust, Series 2024-2, Class A, 4.830%, 12/22/2031	0.8%
Federal Home Loan Mortgage Corp., Series K096, Class A2, 2.519%, 7/25/2029	0.8%
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A, 4.060%, 11/15/2030	0.8%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.